UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-05502
                                                    -----------

                              Comstock Funds, Inc.
                   ------------------------------------------
               (Exact name of registrant as specified in charter)

                              One Corporate Center
                            Rye, New York 10580-1422
                   ------------------------------------------
               (Address of principal executive offices) (Zip code)

                                 Bruce N. Alpert
                               Gabelli Funds, LLC
                              One Corporate Center
                            Rye, New York 10580-1422
                   ------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: 1-800-422-3554
                                                           --------------

                     Date of fiscal year end: April 30, 2004
                                              --------------

                    Date of reporting period: April 30, 2004
                                              --------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.


                              COMSTOCK FUNDS, INC.

                                  ANNUAL REPORT
                                 APRIL 30, 2004


TO OUR SHAREHOLDERS,

      The Sarbanes-Oxley Act requires a Fund's principal executive and financial officers to certify the entire contents of the semi-annual and annual shareholder reports in a filing with the Securities and Exchange Commission on Form N-CSR. This certification would cover the portfolio manager's commentary and subjective opinions if they are attached to or a part of the financial statements. Many of these comments and opinions would be difficult or impossible to certify.

      Because we do not want our portfolio managers to eliminate their opinions and/or restrict their commentary to historical facts, we have separated their commentary from the financial statements and investment portfolio and have sent it to you separately. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com/funds.

      Enclosed are the audited financial statements and the investment portfolio as of April 30, 2004 with a description of factors that affected the performance during the past year.

PERFORMANCE DISCUSSION

      For the fiscal year ended April 30, 2004, the Comstock Capital Value Fund's Class A, B, C and R shares declined 22.59%, 23.22%, 23.27% and 22.46%, respectively. The Comstock Strategy Fund's Class O, A and C shares declined 11.85%, 12.52% and 13.12%, respectively. The Standard & Poor's ("S&P") 500 Index and the Lehman Brothers Government/Corporate Bond ("LBG/C") Index rose 22.87% and 1.80%, respectively, over the same twelve-month period. Each index is an unmanaged indicator of investment performance. The Comstock Capital Value Funds Class A, B, C and R shares declined 4.36%, 4.71%, 4.91% and 4.37%, respectively, over the trailing six-month period. The Comstock Strategy Fund's Class O, A and C shares declined 0.78%, 1.42% and 1.95%, respectively, over the same six-month period. The S&P 500 Index and the LBG/C Index rose 6.27% and 1.17%, over the same six-month period. The Comstock Capital Value Fund's performance was mainly due to holdings of S&P 500 puts, shorts in S&P 500 futures, and shorts in individual stocks concentrated in technology, finance, retail and biotechnology. The performance of the Comstock Strategy Fund was largely due to positions in S&P puts.

      The Funds' adverse performance for the year ended April 30, 2004 was due to positioning both funds to benefit from the secular bear market that the portfolio managers believe is currently in force. The Comstock Capital Value Fund was invested in puts on the S&P 500 Index and individual stocks and was short S&P 500 Index futures and individual stocks. The performance of the Comstock Strategy Fund was hurt by its long position in S&P 500 Index puts. The Funds were therefore positioned to make money in a downtrending market, but were down as the stock market was quite strong during the period. It is not unusual for stocks to have one or more powerful counter-trend rallies during a secular bear market. The Japanese market, for example, featured several rallies of 50 percent or more during its 13-year decline of about 80 percent. The portfolio managers remain bearish on future market prospects, and both Funds remained positioned to benefit from a resumption of the downturn.

                                            Sincerely yours,


                                            /s/ Bruce N. Alpert

                                            Bruce N. Alpert
                                            Chief Operating Officer
June 4, 2004                                Gabelli Funds, LLC

--------------------------------------------------------------------------------
 A description of the Funds' proxy voting  policies and procedures is available
 (i) without charge, upon request, by calling 800-GABELLI (800-422-3554); (ii) by writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580; and
 (iii) on the Securities and Exchange Commission's website at www.sec.gov.
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS
FOR THE PERIODS ENDED APRIL 30, 2004+
--------------------------------------------------------------------------------

Total Return Based on a $10,000 Investment--
Comstock Strategy Fund Class O Shares

         [GRAPHIC OMITTED]

            Class O         S&P 500    Lehman Govt/Corp          Blended
            Shares           Index        Bond Index             Index
5/26/88      9,550          10,000          10,000               10,000
4/89        10,824          12,554          10,858               11,452
4/90        12,242          13,879          11,767               12,498
4/91        13,302          16,324          13,513               14,475
4/92        14,577          18,615          14,968               16,199
4/93        15,409          21,334          17,139               18,249
4/94        16,970          21,416          17,336               18,726
4/95        17,375          25,156          18,536               20,712
4/96        17,837          32,756          20,139               24,066
4/97        16,972          40,989          21,492               27,235
4/98        14,446          57,823          23,927               33,154
4/99        12,811          70,441          25,430               37,040
4/00        10,973          77,577          25,672               38,582
4/01        11,857          67,515          28,781               39,868
4/02        12,117          58,995          30,934               40,045
4/03        13,113          51,149          34,779               41,416
4/04        11,559          62,847          35,405               45,214

Past performance is not predictive of future results. The performance tables and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

                                           CALENDAR                                                    SINCE FUND'S
COMSTOCK STRATEGY FUND (A)               YEAR TO DATE    ONE YEAR     FIVE YEARS      TEN YEARS     INCEPTION (5/26/88)
-----------------------------------------------------------------------------------------------------------------------
 CLASS O (CPSFX)
  Without sales charge....................   (2.14)%     (11.85)%       (2.04)%        (3.77)%             1.20%
  With sales charge (e)...................   (6.55)%     (15.82)%       (2.93)%        (4.21)%             0.91%
-----------------------------------------------------------------------------------------------------------------------
 CLASS A (CPFAX)
  Without sales charge....................   (2.57)%     (12.52)%       (2.36)%        (4.07)%             0.98%
  With sales charge (e)...................   (6.96)%     (16.45)%       (3.25)%        (4.51)%             0.68%
-----------------------------------------------------------------------------------------------------------------------
 CLASS C (CPFCX)
  Without contingent deferred sales charge   (2.79)%     (13.12)%       (2.96)%        (4.64)%             0.60%
  With contingent deferred sales charge (f)  (3.81)%     (14.02)%       (2.96)%        (4.64)%             0.60%
-----------------------------------------------------------------------------------------------------------------------
 S&P 500 INDEX (b)........................    0.10%       22.87%        (2.26)%        11.36%             12.23%
-----------------------------------------------------------------------------------------------------------------------
 LEHMAN BROTHERS GOVT./
   CORP. BOND INDEX (c) ..................   (0.08)%       1.80%         6.84%          7.40%              8.27%(g)
-----------------------------------------------------------------------------------------------------------------------

(a) Total return prior to 8/01/91 reflects performance of the Fund as a closed-end fund; as an open-end fund the Fund incurs certain additional expenses as a result of the continuous offering and redemption of its shares. Because Class A Shares and Class C Shares were not actually introduced until 7/15/92 and 8/01/95, respectively, total return for the period prior to the introduction of each such class (i) reflects the performance information for Class O Shares and Class A Shares, as appropriate, and (ii) does not reflect service and distribution fees borne by Class A Shares and Class C Shares prior to their introduction, which, if reflected, would reduce the total return presented. Total return assumes the reinvestment of dividends and capital gains distributions. Gabelli Funds, LLC became the investment adviser of the Fund on 5/23/00.
(b) The S&P 500 Index is an unmanaged broad-based index comprised of common stocks. The index does not reflect the deduction of sales charges and expenses that are borne by mutual fund investors.
(c) The Lehman Brothers Govt./Corp. Bond Index is an unmanaged broad-based index comprised of U.S. Government Agency and Treasury securities and investment grade corporate debt. The index does not reflect the deduction of sales charges and expenses that are borne by mutual fund investors.
(d) The blended index contains 65% of the Lehman Brothers Govt./Corp. Bond Index and 35% of the S&P 500 Index.
(e)  Assuming maximum initial sales charge of 4.5%.
(f) Assuming payment of the maximum contingent deferred sales charge (CDSC). A CDSC of 1% is imposed on redemptions made within one year of purchase.
(g) From May 31, 1988, the date closest to the Fund's inception for which data is available.
+ Past performance is no guarantee of future results. Investment returns and the principal value of an investment will fluctuate. Shares, when redeemed, may be worth more or less than their original cost. These Funds utilize short selling and derivatives. Short selling of securities and use of derivatives pose special risks and may not be suitable for certain investors. Short selling is a sale of a borrowed security and losses are realized if the price of the security increases between the date the security is sold and the date the Fund replaces it. Derivatives may be riskier than other types of investments because they may respond more to changes in economic conditions than other investments. Performance for periods less than one year is not annualized. Current performance may be lower or higher than the performance data presented. Visit www.gabelli.com for performance information as of the most recent month-end. Investors should consider the investment objectives, risks and charges and expenses of the Fund before investing. The prospectus contains more complete information about this and other matters and should be read carefully before investing.

AVERAGE ANNUAL TOTAL RETURNS
FOR THE PERIODS ENDED APRIL 30, 2004+
--------------------------------------------------------------------------------

[GRAPHIC OMITTED]

Total Return Based on a $10,000 Investment--
Comstock Capital Value Fund Class A Shares

               Class A Shares*      S&P 500 Index***
10/10/85           9,550                10,000
4/86              13,363                13,223
4/87              15,145                16,728
4/88              17,449                15,641
4/89              19,472                19,221
4/90              22,348                21,243
4/91              22,979                24,978
4/92              23,817                28,475
4/93              24,323                31,100
4/94              24,294                32,752
4/95              23,924                38,464
4/96              23,591                50,068
4/97              20,531                62,646
4/98              14,067                88,371
4/99              10,438               107,661
4/00               8,277               118,567
4/01              10,862               103,189
4/02              12,185                90,167
4/03              14,560                78,175
4/04              11,271                96,054


Past performance is not predictive of future results. The performance tables and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

                                           CALENDAR                                    SINCE POLICY       SINCE FUND'S
COMSTOCK CAPITAL VALUE FUND (A)          YEAR TO DATE  ONE YEAR  FIVE YEARS  TEN YEARS  INCEPTION (C)  INCEPTION (10/10/85)
---------------------------------------------------------------------------------------------------------------------------
 CLASS A (DRCVX)
  Without sales charge....................   0.61%     (22.59)%     1.55%     (7.39)%     (1.72)%            0.90%
  With sales charge (d)...................  (3.92)%    (26.07)%     0.62%     (7.82)%     (1.99)%            0.65%
----------------------------------------------------------------------------------------------------------------------------
 CLASS B (DCVBX)
  Without contingent deferred sales charge   0.31%     (23.22)%     0.70%     (8.11)%     (2.25)%            0.40%
  With contingent deferred sales charge (e) (3.69)%    (26.30)%     0.31%     (8.11)%     (2.25)%            0.40%
----------------------------------------------------------------------------------------------------------------------------
 CLASS C (CPCCX)
  Without contingent deferred sales charge   0.32%     (23.27)%     0.79%     (8.08)%     (2.23)%            0.42%
  With contingent deferred sales charge (f)  0.68)%    (24.01)%     0.79%     (8.08)%     (2.23)%            0.42%
----------------------------------------------------------------------------------------------------------------------------
 CLASS R (CPCRX) .........................   0.61%     (22.46)%     1.76%     (7.21)%     (1.61)%            1.00%
----------------------------------------------------------------------------------------------------------------------------
 S&P 500 INDEX (b)........................   0.10%      22.87%     (2.26)%    11.36%      10.83             12.93%
----------------------------------------------------------------------------------------------------------------------------

--------------------------
(a) The total return is based upon a hypothetical investment at the Fund's inception on 10/10/85. Because Class B Shares were not actually introduced until 1/15/93 and Class C Shares and Class R Shares were not actually introduced until 8/22/95, total return for the period prior to the introduction of each such class (i) in the case of Class B Shares and Class R Shares, reflects the performance information for Class A Shares, (ii) in the case of Class C Shares, reflects the performance information for Class A Shares and Class B Shares, as appropriate, and (iii) in the case of Class B Shares and Class C Shares, does not reflect higher service and distribution fees and certain administrative expenses borne by Class B Shares and Class C Shares prior to their introduction, which, if reflected, would reduce the total return presented. Total return assumes the reinvestment of dividends and capital gains distributions. Gabelli Funds, LLC became the investment adviser of the Fund on 5/23/00.
(b) The S&P 500 Index is an unmanaged broad-based index comprised of common stocks. The index does not reflect the deduction of sales charges and expenses that are borne by mutual fund investors.
(c) On April 28, 1987, Comstock Partners, Inc., the Capital Value Fund's Investment Adviser, assumed investment responsibilities and the Fund changed its investment objective to the current investment objective.
(d)  Assuming maximum initial sales charge of 4.5%.
(e) Assuming payment of the maximum contingent deferred sales charge (CDSC). The maximum CDSC for Class B Shares is 4% and is reduced to 0% after six years.
(f) Assuming payment of the maximum CDSC. A CDSC of 1% is imposed on redemptions made within one year of purchase.
+ Past performance is no guarantee of future results. Investment returns and the principal value of an investment will fluctuate. Shares, when redeemed, may be worth more or less than their original cost. These Funds utilize short selling and derivatives. Short selling of securities and use of derivatives pose special risks and may not be suitable for certain investors. Short selling is a sale of a borrowed security and losses are realized if the price of the security increases between the date the security is sold and the date the Fund replaces it.Derivatives may be riskier than other types of investments because they may respond more to changes in economic conditions than other investments. Performance for periods less than one year is not annualized. Current performance may be lower or higher than the performance data presented. Visit www.gabelli.com for performance information as of the most recent month-end. Investors should consider the investment objectives, risks and charges and expenses of the Fund before investing. The prospectus contains more complete information about this and other matters and should be read carefully before investing.

COMSTOCK STRATEGY FUND
SCHEDULE OF INVESTMENTS -- APRIL 30, 2004
--------------------------------------------------------------------------------

    PRINCIPAL                                                 MARKET
     AMOUNT                                      COST         VALUE
    ---------                                    ----        -------
  U.S. GOVERNMENT OBLIGATIONS -- 91.2%
              U.S. TREASURY BILLS -- 46.7%
  $8,924,000  U.S. Treasury Bills,
               0.872% to 1.116%++,
               05/13/04 to 10/14/04 ........ $ 8,890,715   $ 8,891,108
                                             -----------   -----------
              U.S. TREASURY NOTES -- 44.5%
              U.S. Treasury Notes,
   2,500,000   1.500%, 07/31/05 ............   2,495,810     2,492,090
   5,400,000   6.000%, 08/15/09 ............   5,287,403     5,991,473
                                             -----------   -----------
                                               7,783,213     8,483,563
                                             -----------   -----------
  TOTAL U.S. GOVERNMENT OBLIGATIONS ........  16,673,928    17,374,671
                                             -----------   -----------

    NUMBER OF                           EXPIRATION DATE/       MARKET
    CONTRACTS ISSUE                      EXERCISE PRICE        VALUE
    --------- -----                     ----------------       ------
  PUT OPTIONS PURCHASED -- 7.2%
        150   Applied Materials Inc. ..   Jan. 05/17.5     $    30,750
        100   Bank of America Corp. ...    Jan. 05/65           12,000
        900   Intel Corp. .............   Jan. 05/22.5         132,750
        120   International Paper Co. .    Jan. 05/35           18,900
        125   Juniper Networks Inc. ...    Jan. 05/15           14,063
        250   KLA-Tencor Corp. ........    Jan. 05/45          188,750
      2,300   Nasdaq-100 Index ........    Jan. 05/27          166,750
         62   S & P 500 Index .........    Jun. 04/850           1,860
        105   S & P 500 Index .........    Jun. 04/900           7,875
         70   S & P 500 Index .........    Dec. 04/825          59,500
        100   S & P 500 Index .........    Dec. 04/850          97,000
         85   S & P 500 Index .........    Dec. 04/995         229,500
         75   S & P 500 Index .........   Jun. 05/1025         412,500
                                                           -----------
  TOTAL PUT OPTIONS PURCHASED (Cost $2,801,795) ..........   1,372,198
                                                           -----------
  TOTAL INVESTMENTS -- 98.4% (Cost $19,475,723) ..........  18,746,869

  OTHER ASSETS AND LIABILITIES (NET) -- 1.6% .............     300,001
                                                           -----------
  NET ASSETS -- 100.0% ................................... $19,046,870
                                                           ===========
---------------------
  ++ Represents annualized yield at date of purchase.


                 See accompanying notes to financial statements.

COMSTOCK CAPITAL VALUE FUND
SCHEDULE OF INVESTMENTS -- APRIL 30, 2004
-------------------------------------------------------------------------------

    PRINCIPAL                                                 MARKET
     AMOUNT                                      COST         VALUE
    ---------                                    ----        -------

  U.S. GOVERNMENT OBLIGATIONS -- 92.3%
              U.S. TREASURY BILLS -- 92.3%
 $96,634,000  U.S. Treasury Bills,
               0.908% to 1.116% ++,
               05/06/04 to
               10/14/04 (a)(b) .........    $ 96,238,752  $ 96,241,589
                                            ------------  ------------
  TOTAL U.S. GOVERNMENT OBLIGATIONS ....      96,238,752    96,241,589
                                            ------------  ------------

    NUMBER OF                           EXPIRATION DATE/       MARKET
    CONTRACTS ISSUE                      EXERCISE PRICE        VALUE
    --------- -----                     ----------------       ------
  PUT OPTIONS PURCHASED -- 4.9%
      2,500   Intel Corp. ..............  Jan. 05/22.5         368,750
      1,000   KLA-Tencor Corp. .........   Jan. 05/45          755,000
        330   S & P 500 Index ..........  Jun. 04/850            9,900
        280   S & P 500 Index ..........  Jun. 04/875           12,600
        460   S & P 500 Index ..........  Jun. 04/900           34,500
        300   S & P 500 Index ..........  Dec. 04/825          255,000
        425   S & P 500 Index ..........  Dec. 04/850          412,250
         80   S & P 500 Index ..........  Dec. 04/900          119,200
        400   S & P 500 Index ..........  Dec. 04/995        1,080,000
        165   S & P 500 Index .......... Dec. 04/1025          561,000
         80   S & P 500 Index ..........  Jun. 05/900          225,200
        225   S & P 500 Index .......... Jun. 05/1025        1,237,500
                                                          ------------
  TOTAL PUT OPTIONS PURCHASED (Cost $11,144,191) ........    5,070,900
                                                          ------------
  TOTAL INVESTMENTS -- 97.2% (Cost $107,382,943) ........  101,312,489

  OTHER ASSETS AND LIABILITIES (NET) -- 2.8% ............    2,941,108
                                                          ------------
  NET ASSETS -- 100.0% .................................. $104,253,597
                                                          ============

  SECURITIES SOLD SHORT -- (29.1)%

     SHARES                                   PROCEEDS
     ------                                   --------
  COMMON STOCKS -- (29.1)%
              BROADCASTING -- (1.0)%
      45,000  XM Satellite Radio
               Holdings Inc.+ ............. $    940,874  $  1,078,200
                                            ------------  ------------
              COMPUTER HARDWARE -- (2.2)%
      27,000  Broadcom Corp., Cl. A+ ......    1,058,348     1,019,520
      36,000  Dell Inc.+ ..................    1,174,560     1,249,560
                                            ------------  ------------
                                               2,232,908     2,269,080
                                            ------------  ------------
              COMPUTER SOFTWARE AND SERVICES -- (2.2)%
      50,000  Akamai Technologies Inc.+ ...      645,485       591,000
      39,000  Citrix Systems Inc.+ ........      778,855       742,950
      60,000  DoubleClick Inc.+ ...........      649,847       484,200
      16,600  Microsoft Corp. .............      432,381       431,102
                                            ------------  ------------
                                               2,506,568     2,249,252
                                            ------------  ------------
              DIVERSIFIED INDUSTRIAL -- (0.6)%
      22,000  Inco Ltd.+ ..................      648,336       632,500
                                            ------------  ------------
              ELECTRONICS -- (6.5)%
      44,000  Advanced Energy
                Industries Inc.+ ..........      985,214       582,560
      50,000  Applied Materials Inc.+ .....    1,122,197       911,500
      65,000  Asyst Technologies Inc.+ ....      997,883       429,650

SECURITIES SOLD SHORT (CONTINUED)
                                                              MARKET
     SHARES                                   PROCEEDS        VALUE
     ------                                   --------        ------
      27,000  Emulex Corp.+ ............... $    723,848  $    450,090
     100,000  Genesis Microchip Inc.+ .....    1,300,619     1,503,000
      36,000  Intel Corp. .................    1,092,934       926,280
      22,000  Maxim Integrated
                Products Inc. .............    1,037,704     1,011,780
      35,000  Microchip Technology Inc. ...      995,903       980,700
                                            ------------  ------------
                                               8,256,302     6,795,560
                                            ------------  ------------
              FINANCIAL SERVICES -- (8.4)%
      25,000  Bank of America Corp. .......    2,018,656     2,012,250
      28,000  BISYS Group Inc.+ ...........      894,573       406,000
      10,000  China Fund Inc. .............      308,772       267,400
      28,000  Equifax Inc. ................      686,242       686,280
      30,000  Mellon Financial Corp. ......      868,174       889,200
     100,000  Nasdaq-100 Index ............    3,032,858     3,473,000
      22,000  Radian Group Inc. ...........    1,024,818     1,023,220
                                            ------------  ------------
                                               8,834,093     8,757,350
                                            ------------  ------------
              FOREST PRODUCTS & PAPER -- (1.7)%
      45,000  International Paper Co. .....    1,755,327     1,814,400
                                            ------------  ------------
              HEALTH CARE -- (3.4)%
      15,000  AstraZeneca PLC, ADR ........      700,284       717,750
      14,000  Forest Laboratories Inc.+ ...      984,150       902,720
      17,000  Guidant Corp. ...............    1,017,585     1,071,170
      27,000  Icos Corp.+ .................    1,008,138       863,730
                                            ------------  ------------
                                               3,710,157     3,555,370
                                            ------------  ------------
              METALS AND MINING -- (1.2)%
      20,000  Alcoa Inc. ..................      621,985       615,000
      10,000  Phelps Dodge Corp.+ .........      670,784       658,300
                                            ------------  ------------
                                               1,292,769     1,273,300
                                            ------------  ------------
              REAL ESTATE -- (1.9)%
      26,000  Hovnanian Enterprises Inc.,
               Cl. A+ .....................    1,017,487       935,220
      13,000  Ryland Group Inc. ...........    1,025,452     1,026,350
                                            ------------  ------------
                                               2,042,939     1,961,570
                                            ------------  ------------
  TOTAL SECURITIES SOLD SHORT ............. $ 32,220,273  $ 30,386,582
                                            ============  ============

                                                          UNREALIZED
                                                         APPRECIATION
                                                         ------------
  FUTURES CONTRACTS -- SHORT POSITION
        110   S & P 500 Index Futures .....   06/17/04    $    237,875
                                                          ============

 -------------------
(a) At April 30, 2004, $27,800,000 principal amount was pledged as collateral for securities sold short.
(b) At April 30, 2004, $3,000,000 principal amount was pledged as collateral for futures contracts.
+     Non-income producing security.
++    Represents annualized yield at date of purchase.
ADR - American Depository Receipt.

                 See accompanying notes to financial statements.

COMSTOCK FUNDS, INC.
STATEMENT OF ASSETS AND LIABILITIES -- APRIL 30, 2004
--------------------------------------------------------------------------------

                                                         STRATEGY        CAPITAL VALUE
                                                           FUND              FUND
                                                      -------------      -------------
ASSETS:
  Investments at value (Cost $16,673,928
    and $96,238,752, respectively) ..............     $  17,374,671      $  96,241,589
  Put options purchased (Cost $2,801,795
    and $11,144,191, respectively) ..............         1,372,198          5,070,900
  Cash ..........................................                --              1,197
  Deposit at Brokers ............................           418,258         32,661,205
  Receivable for investments sold ...............            18,607                 --
  Receivable for Fund shares sold ...............                --          1,162,332
  Interest receivable ...........................            77,102              5,137
  Prepaid expenses ..............................             1,706              4,970
  Variation margin receivable ...................                --            221,100
                                                      -------------      -------------
  TOTAL ASSETS ..................................        19,262,542        135,368,430
                                                      -------------      -------------
LIABILITIES:
  Securities sold short (proceeds $0
    and $32,220,273, respectively) ..............                --         30,386,582
  Dividends payable on securities sold short ....                --              5,400
  Payable for Fund shares redeemed ..............             7,500            321,233
  Payable for investment advisory fees ..........            29,398            105,554
  Payable for distribution fees .................             1,391             49,336
  Other accrued expenses ........................           177,383            246,728
                                                      -------------      -------------
  TOTAL LIABILITIES .............................           215,672         31,114,833
                                                      -------------      -------------
  NET ASSETS ....................................     $  19,046,870      $ 104,253,597
                                                      =============      =============
NET ASSETS CONSIST OF:
  Paid-in capital ...............................     $ 103,576,302      $ 311,287,707
  Accumulated undistributed net investment income           182,205            881,681
  Accumulated net realized loss on investments,
    forward contracts, put options, futures
    and securities sold short ...................       (83,982,783)      (203,917,452)
  Net unrealized appreciation/(depreciation) on
    investments, securities sold short,
    put options and futures transactions ........          (728,854)        (3,998,339)
                                                      -------------      -------------
  NET ASSETS ....................................     $  19,046,870      $ 104,253,597
                                                      =============      =============
SHARES OF COMMON STOCK OUTSTANDING:
  CLASS O:
  Net Asset Value and redemption price per share
    ($14,007,754 / 3,776,519 shares outstanding)              $3.71
                                                              =====
CLASS A:
  Net Asset Value and redemption price per share
    ($4,552,935 / 1,199,731 shares outstanding
    and $75,627,557 / 22,975,675 shares
    outstanding, respectively) ..................             $3.79              $3.29
                                                              =====              =====
  Maximum offering price per share (NAV / 0.955
    based on maximum sales charge of 4.50% of
    the offering price at April 30, 2004) .......             $3.97              $3.45
                                                              =====              =====
  CLASS B:
  Net Asset Value and offering price per share
    ($9,381,227 / 2,895,739 shares outstanding) .                                $3.24(a)
                                                                                 =====
  CLASS C:
  Net Asset Value and offering price per share
    ($486,181 / 126,782 shares outstanding and
    $19,170,689 / 6,178,439 shares outstanding,
    respectively) ...............................             $3.83(a)           $3.10(a)
                                                              =====              =====
  CLASS R:
  Net Asset Value, offering and redemption
    price per share
    ($74,124 / 22,581 shares outstanding) .......                                $3.28
                                                                                 =====

-----------
(a) Redemption price varies based on length of time held.

                 See accompanying notes to financial statements.

COMSTOCK FUNDS, INC.
STATEMENT OF OPERATIONS -- FOR THE YEAR ENDED APRIL 30, 2004
--------------------------------------------------------------------------------

                                                                                            STRATEGY       CAPITAL VALUE
                                                                                              FUND             FUND
                                                                                         -------------     -------------
INVESTMENT INCOME:
  Interest ..........................................................................    $    770,517      $  1,646,644
  Dividends .........................................................................           3,060             9,000
                                                                                         ------------      ------------
  TOTAL INVESTMENT INCOME ...........................................................         773,577         1,655,644
                                                                                         ------------      ------------
EXPENSES:
  Investment advisory fees ..........................................................         213,103         1,242,345
  Distribution fees .................................................................          25,593           599,909
  Dividends on securities sold short ................................................             500           214,279
  Shareholder services fees .........................................................         163,533           321,976
  Registration fees .................................................................          28,236            61,690
  Directors' fees ...................................................................          11,521            59,722
  Shareholder communications expenses ...............................................          22,949            58,880
  Custodian fees ....................................................................           9,125            23,424
  Legal and audit fees ..............................................................          43,627            46,541
  Miscellaneous expenses ............................................................          25,988            99,538
                                                                                         ------------      ------------
  TOTAL EXPENSES ....................................................................         544,175         2,728,304
                                                                                         ------------      ------------
NET INVESTMENT INCOME/(LOSS) ........................................................         229,402        (1,072,660)
                                                                                         ------------      ------------
NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS,
  FORWARD CONTRACTS, PUT OPTIONS
  PURCHASED, SECURITIES SOLD SHORT TRANSACTIONS
  AND FUTURES TRANSACTIONS:
  Net realized loss on investments, forward contracts,
     put options and futures transactions .....                                            (7,569,165)      (29,999,650)
  Net realized loss on securities sold short transactions ...........................              --       (13,440,314)
  Net increase/(decrease) in unrealized appreciation/
    depreciation on investments, securities sold
    short, forward contracts, put options and futures transactions ..................       3,071,603         8,329,186
                                                                                         ------------      ------------
  NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS,
    FORWARD CONTRACTS, PUT OPTIONS,
    SECURITIES SOLD SHORT AND FUTURES TRANSACTIONS ..................................      (4,497,562)      (35,110,778)
  CONTRIBUTIONS FROM THE ADVISER AND OTHER SERVICE PROVIDERS ........................         583,634                --
                                                                                         ------------      ------------
  NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS ..............................    $ (3,684,526)     $(36,183,438)
                                                                                         ============      ============

                 See accompanying notes to financial statements.

COMSTOCK FUNDS, INC.
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                 STRATEGY FUND                    CAPITAL VALUE FUND
                                                       --------------------------------      --------------------------------
                                                         YEAR ENDED        YEAR ENDED         YEAR ENDED         YEAR ENDED
                                                       APRIL 30, 2004    APRIL 30, 2003     APRIL 30, 2004     APRIL 30, 2003
                                                       --------------    --------------     --------------     --------------
OPERATIONS:
  Net investment income/(loss) ......................  $     229,402      $     512,407      $  (1,072,660)     $     (45,808)
  Net realized gain/(loss) on investments,
   forward contracts,
    put options and futures transactions ............     (7,569,165)         3,307,350        (29,999,650)        10,744,501
  Net realized gain/(loss) on investments,
    put options and futures transactions
    sold short ......................................             --            104,845        (13,440,314)         6,367,743
  Net change in unrealized appreciation/
    (depreciation) on investments, securities
    sold short, forward contracts,
    put options and futures transactions ............      3,071,603           (688,232)         8,329,186        (13,418,113)
  Contributions from the Adviser and
    other service providers .........................        583,634            253,760                 --                 --
                                                       -------------      -------------      -------------      -------------
  NET INCREASE/(DECREASE) IN NET ASSETS
    RESULTING FROM OPERATIONS .......................     (3,684,526)         3,490,130        (36,183,438)         3,648,323
                                                       -------------      -------------      -------------      -------------
DISTRIBUTIONS TO SHAREHOLDERS:
  Net investment income
    Class O .........................................       (537,497)          (785,660)                --                 --
    Class A .........................................       (187,963)          (465,318)                --           (966,763)
    Class B .........................................             --                 --                 --           (120,142)
    Class C .........................................         (5,266)            (4,080)                --           (137,998)
    Class R .........................................             --                 --                 --             (1,542)
                                                       -------------      -------------      -------------      -------------
  TOTAL DISTRIBUTIONS TO SHAREHOLDERS ...............       (730,726)        (1,255,058)                --         (1,226,445)
                                                       -------------      -------------      -------------      -------------
CAPITAL STOCK TRANSACTIONS:
  Proceeds from shares sold:
    Class A .........................................      3,018,338         21,008,884         61,891,017        167,720,542
    Class B .........................................             --                 --          5,835,200         20,669,614
    Class C .........................................        503,851          1,462,519         15,493,850         36,496,367
    Class R .........................................             --                 --            130,020            426,884
                                                       -------------      -------------      -------------      -------------
                                                           3,522,189         22,471,403         83,350,087        225,313,407
                                                       -------------      -------------      -------------      -------------
  Proceeds from reinvestment of dividends:
    Class O .........................................        298,579            513,452                 --                 --
    Class A .........................................        128,658            433,462                 --            702,872
    Class B .........................................             --                 --                 --             92,404
    Class C .........................................          2,895              2,710                 --            108,948
    Class R .........................................             --                 --                 --              1,541
                                                       -------------      -------------      -------------      -------------
                                                             430,132            949,624                 --            905,765
                                                       -------------      -------------      -------------      -------------
  Cost of shares redeemed:
    Class O .........................................     (2,809,764)        (2,807,742)                --                 --
    Class A .........................................    (11,525,694)       (28,654,955)       (67,774,611)      (113,356,351)
    Class B .........................................             --                 --        (14,694,178)       (10,786,070)
    Class C .........................................       (564,024)          (820,775)       (15,649,562)       (14,727,436)
    Class R .........................................             --                 --           (204,491)          (227,497)
                                                       -------------      -------------      -------------      -------------
                                                         (14,899,482)       (32,283,472)       (98,322,842)      (139,097,354)
                                                       -------------      -------------      -------------      -------------
  Net increase/(decrease) in net assets
    from capital stock
    transactions ....................................    (10,947,161)        (8,862,445)       (14,972,755)        87,121,818
                                                       -------------      -------------      -------------      -------------
  Net increase/(decrease) in net assets .............    (15,362,413)        (6,627,373)       (51,156,193)        89,543,696
NET ASSETS:
  Beginning of period ...............................     34,409,283         41,036,656        155,409,790         65,866,094
                                                       -------------      -------------      -------------      -------------
  End of period .....................................  $  19,046,870      $  34,409,283      $ 104,253,597      $ 155,409,790
                                                       =============      =============      =============      =============
  Undistributed net investment income ...............  $     182,205      $       3,738      $     881,681      $     578,493
                                                       =============      =============      =============      =============

                 See accompanying notes to financial statements.

COMSTOCK FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

1. ORGANIZATION. Comstock Funds, Inc. (the "Company"), formerly known as Comstock Partners Funds, Inc., is registered under the Investment Company Act of 1940 (the "1940 Act") as an open-end management investment company offering shares in two separate portfolios: Comstock Strategy Fund (the "Strategy Fund") and Comstock Capital Value Fund (the "Capital Value Fund") (each a "Fund" and collectively the "Funds"). The Company accounts separately for the assets, liabilities and operations of each Fund. The Strategy Fund is a non-diversified portfolio with an investment objective to maximize total return over the long-term investment horizon by investing primarily in a portfolio of debt securities. The Capital Value Fund is a diversified portfolio with an investment objective to maximize total return, consisting of capital appreciation and current income. The Strategy Fund offers Class A and Class C Shares. Class O Shares are no longer offered for sale except for reinvestment of dividends. The Capital Value Fund offers Class A, Class B, Class C, and Class R Shares.

Each Class O, Class A and Class C Share of the Strategy Fund and each Class A, Class B, Class C and Class R Share of the Capital Value Fund represents an interest in the Strategy Fund or the Capital Value Fund, as the case may be, in proportion to its net asset value, and has identical rights except that Class A, B and C Shares of the Funds bear fees and expenses on an ongoing basis pursuant to the Funds' Class A, Class B and Class C Service and Distribution Plans, respectively. In addition, only the holders of Class A, Class B and Class C Shares have voting rights with respect to matters pertaining to the Class A, Class B and Class C Service and Distribution Plans, respectively. Class A Shares of each Fund are subject to a sales charge imposed at the time of purchase and in certain cases, contingent deferred sales charges. Class B Shares are subject to a contingent deferred sales charge imposed at the time of redemption on redemptions made within six years of purchase. Class C Shares of each Fund are subject to a contingent deferred sales charge imposed at the time of redemption on redemptions made within one year of purchase. Class R Shares are sold at net asset value per share only to institutional investors and certain retirement plans.

2. SIGNIFICANT ACCOUNTING POLICIES. The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Company in the preparation of its financial statements.

SECURITY VALUATION. Portfolio securities (including options and futures) listed or traded on a nationally recognized securities exchange, quoted by the National Association of Securities Dealers Automated Quotations, Inc. ("Nasdaq") or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market's official closing price on that exchange or market as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Directors so determines, by such other method as the Board of Directors shall determine in good faith, to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the "Adviser"). Portfolio securities primarily traded on foreign markets are generally valued at the preceding closing values of such securities on their respective exchanges or if, after the close, market conditions change significantly, certain foreign securities may be fair valued pursuant to procedures established by the Board of Directors. Securities and assets for which market quotations are not readily available are valued at their fair value as determined in good faith under procedures

COMSTOCK FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

established by and under the general supervision of the Board of Directors. Short term debt securities with remaining maturities of 60 days or less are valued at amortized cost, unless the Board of Directors determines such does not reflect the securities' fair value, in which case these securities will be valued at their fair value as determined by the Board of Directors. Debt instruments having a maturity greater than 60 days for which market quotations are readily available are valued at the latest average of the bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price.

REPURCHASE AGREEMENTS. Each Fund may enter into repurchase agreements with primary government securities dealers recognized by the Federal Reserve Board, with member banks of the Federal Reserve System or with other brokers or dealers that meet credit guidelines established by the Adviser and reviewed by the Board of Directors. Under the terms of a typical repurchase agreement, a Fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and a Fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during a Fund's holding period. A Fund will always receive and maintain securities as collateral whose market value, including accrued interest, will be at least equal to 102% of the dollar amount invested by the Fund in each agreement. The Fund will make payment for such securities only upon physical delivery or upon evidence of book entry transfer of the collateral to the account of the custodian. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to maintain the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

OPTIONS. Each Fund may purchase or write call or put options on securities or indices. As a writer of put options, a Fund receives a premium at the outset and then bears the risk of unfavorable changes in the price of the financial instrument underlying the option. A Fund would incur a loss if the price of the underlying financial instrument decreases between the date the option is written and the date on which the option is terminated. A Fund would realize a gain, to the extent of the premium, if the price of the financial instrument increases between those dates.

As a purchaser of put options, a Fund pays a premium for the right to sell to the seller of the put option the underlying security at a specified price. The seller of the put has the obligation to purchase the underlying security upon exercise at the exercise price. If the price of the underlying security declines, a Fund would realize a gain upon sale or exercise. If the price of the underlying security increases, a Fund would realize a loss upon sale or at expiration date, but only to the extent of the premium paid.

In the case of call options, these exercise prices are referred to as "in-the-money," "at-the-money" and "out-of-the-money," respectively. A Fund may write (a) in-the-money call options when the Adviser expects that the price of the underlying security will remain stable or decline moderately during the option period, (b) at-the-money call options when the Adviser expects that the price of the underlying security will remain stable or advance moderately during the option period and (c) out-of-the-money call options when the Adviser expects that the premiums received from writing the call option plus the appreciation in market price of the underlying security up to the exercise price will be greater than the appreciation in the price of the underlying security alone. In these circumstances, if the market price of the underlying security declines and the security is sold at this lower price, the amount of any realized loss will be offset wholly or in part by the premium received. Out-of-the-money, at-the-money and in-the-money put options (the reverse of call options as to the relation of exercise price to market price) may be utilized in the same market environments that such call options are used in equivalent transactions.

COMSTOCK FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

FUTURES CONTRACTS. Each Fund may engage in futures contracts for the purpose of hedging against changes in the value of its portfolio securities and in the value of securities it intends to purchase. Upon entering into a futures contract, a Fund is required to deposit with the broker an amount of cash or cash equivalents equal to a certain percentage of the contract amount. This is known as the "initial margin." Subsequent payments ("variation margin") are made or received by a Fund each day, depending on the daily fluctuation of the value of the contract. The daily changes in the contract are included in unrealized gains or losses. A Fund recognizes a realized gain or loss when the contract is closed.

There are several risks in connection with the use of futures contracts as a hedging device. The change in value of futures contracts primarily corresponds with the value of their underlying instruments, which may not correlate with the change in value of the hedged investments. In addition, there is the risk that a Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

SECURITIES SOLD SHORT. The Capital Value Fund may make short sales. A short sale involves selling a security which the Fund does not own. The proceeds received for short sales are recorded as liabilities and the Fund records an unrealized gain or loss to the extent of the difference between the proceeds received and the value of the open short position on the day of determination. The Fund records a realized gain or loss when the short position is closed out. By entering into a short sale, the Fund bears the market risk of an unfavorable increase in the price of the security sold short. Dividends on short sales are recorded as an expense by the Fund on the ex-dividend date and interest expense is recorded on the accrual basis.

The Strategy Fund may sell put options on certain indices in order to hedge various market risks.

FORWARD FOREIGN EXCHANGE CONTRACTS. The Funds may engage in forward foreign exchange contracts for hedging a specific transaction with respect to either the currency in which the transaction is denominated or another currency as deemed appropriate by the Adviser. Forward foreign exchange contracts are valued at the forward rate and are marked-to-market daily. The change in market value is included in unrealized appreciation/depreciation on investments and foreign currency transactions. When the contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of forward foreign exchange contracts does not eliminate fluctuations in the underlying prices of the Fund's portfolio securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain/(loss) that might result should the value of the currency increase. In addition, the Funds could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

FOREIGN CURRENCY TRANSLATION. The books and records of the Funds are maintained in United States (U.S.) dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period, and purchases and sales of investment securities, income and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses, which result from changes in foreign exchange rates and/or changes in market prices of securities, have been included in unrealized appreciation/depreciation on investments and foreign currency transactions. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities

COMSTOCK FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

transactions, foreign currency transactions and the difference between the amounts of interest and dividends recorded on the books of the Funds and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

SECURITIES TRANSACTIONS AND INVESTMENT INCOME. Securities transactions are accounted for on the trade date with realized gain or loss on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded as earned. Dividend income is recorded on the ex-dividend date.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders are recorded on the ex-dividend date. Income distributions to shareholders, if any, are made quarterly (monthly through March of 2004) for the Strategy Fund and annually for the Capital Value Fund. Distributions from realized gains, if any, will be made annually.

PROVISION FOR INCOME TAXES. Each Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. As a result, a Federal income tax provision is not required.

EXPENSES. Certain administrative expenses are common to, and allocated among, the Funds. Such allocations are made on the basis of each Fund's average net assets or other criteria directly affecting the expenses as determined by the Adviser.

3. INVESTMENT ADVISORY AGREEMENTS. Gabelli Funds, LLC serves as the Adviser and Administrator for both Funds effective May 22, 2000. As compensation for services and related expenses, the Strategy Fund and Capital Value Fund pay the Adviser an annual fee of 0.85% and 1.00%, respectively, of the Fund's daily average net assets, computed daily and payable monthly.

4. DISTRIBUTION PLAN. The Funds' Board of Directors has adopted a distribution plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act. For the year ended April 30, 2004, the Strategy Fund incurred distribution costs of $21,282 and $4,311 for Class A and Class C Shares, respectively, and the Capital Value Fund incurred distribution costs of $213,595, $158,537 and $227,777 for Class A, Class B and Class C Shares, respectively, payable to Gabelli and Company, Inc., an affiliate of the Adviser.

5. PORTFOLIO SECURITIES. Purchases and sales of securities for the year ended April 30, 2004, other than Government and short-term debt securities, were as follows:

                                     PURCHASES         SALES
                                    -----------     -----------
Strategy Fund:
   Long transactions ..........     $ 4,418,587     $13,958,736
   Short sale transactions ....       2,588,720              --
   Long put option transactions       3,047,615              --
                                    -----------     -----------
                                    $10,054,922     $13,958,736
                                    ===========     ===========
Capital Value Fund:
   Long transactions ..........              --     $ 7,884,596
   Short sale transactions ....     $77,008,902      44,439,243
   Long put option transactions      12,890,934              --
                                    -----------     -----------
                                    $89,899,836     $52,323,839
                                    ===========     ===========

COMSTOCK FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

6. CAPITAL STOCK TRANSACTIONS. Transactions in shares of capital stock were as follows:

                                                           STRATEGY FUND                 CAPITAL VALUE FUND
                                                 -------------------------------  --------------------------------
                                                    YEAR ENDED      YEAR ENDED       YEAR ENDED      YEAR ENDED
                                                  APRIL 30, 2004  APRIL 30, 2003   APRIL 30, 2004  APRIL 30, 2003
                                                 ---------------  --------------  ---------------  ----------------
CLASS O:
Shares issued upon reinvestment of dividends          76,053          109,561
Shares redeemed ............................        (708,436)        (602,847)
                                                 -----------      -----------
   Net decrease in Class O Shares ..........        (632,383)        (493,286)
                                                 ===========      ===========
CLASS A:
Shares sold ................................         758,772        4,247,135       17,349,710       35,951,192
Shares issued upon reinvestment of dividends          30,533           92,187               --          149,230
Shares redeemed ............................      (2,901,717)      (5,934,044)     (19,233,543)     (24,490,044)
                                                 -----------      -----------      -----------      -----------
   Net increase (decrease) in Class A Shares      (2,112,412)      (1,594,722)      (1,883,833)      11,610,378
                                                 ===========      ===========      ===========      ===========
CLASS B:
Shares sold ................................                                         1,577,025        4,413,330
Shares issued upon reinvestment of dividends                                                --           19,720
Shares redeemed ............................                                        (4,249,523)      (2,458,611)
                                                                                   -----------      -----------
   Net increase (decrease) in Class B Shares                                        (2,672,498)       1,974,439
                                                                                   ===========      ===========
CLASS C:
Shares sold ................................         126,777          283,892        4,514,331        8,141,900
Shares issued upon reinvestment of dividends             687              557               --           24,265
Shares redeemed ............................        (139,907)        (169,968)      (4,783,414)      (3,313,664)
                                                 -----------      -----------      -----------      -----------
   Net increase (decrease) in Class C Shares         (12,443)         114,481         (269,083)       4,852,501
                                                 ===========      ===========      ===========      ===========
CLASS R:
Shares sold ................................                                            33,823           93,055
Shares issued upon reinvestment of dividends                                                --              329
Shares redeemed ............................                                           (59,018)         (48,083)
                                                                                   -----------      -----------
   Net increase (decrease) in Class R Shares                                           (25,195)          45,301
                                                                                   ===========      ===========

7. FEDERAL INCOME TAX INFORMATION. Distributions to shareholders are based on ordinary income and long-term capital gains as determined in accordance with Federal income tax regulations, which may differ from income and capital gains as determined under U.S. generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Funds, timing differences and differing characterization of distributions made by the Funds.

The tax character of the distributions paid during the fiscal years ended April 30, 2004 and 2003 is as follows:

                                                    2004               2003
                                                    ----               ----
                  COMSTOCK STRATEGY FUND
                  Ordinary Income ............... $730,726          $1,255,058

                  COMSTOCK CAPITAL VALUE FUND
                  Ordinary Income ...............       --           1,226,445

COMSTOCK FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

For the year ended April 30, 2004, the following reclassifications were made to increase (decrease) such accounts with offsetting adjustments to paid-in capital. These reclassifications related to expired capital loss carryforwards and foreign currency transactions and have no impact on total net assets.

                                                                              ACCUMULATED REALIZED
                                                       ACCUMULATED            LOSS ON INVESTMENTS,
                                                    UNDISTRIBUTED NET    FOREIGN CURRENCY, PUT OPTIONS,      PAID-IN
                                                    INVESTMENT INCOME   FUTURES AND SECURITIES SOLD SHORT    CAPITAL
                                                    -----------------   ---------------------------------    -------
                  Comstock Strategy Fund ..........    $  679,791                 $ 6,839,912             $ (7,519,703)
                  Comstock Capital Value Fund .....     1,375,848                  13,151,234              (14,527,082)

As of April 30, 2004, the components of accumulated earnings (deficit) on a tax basis were as follows:

                                                                  STRATEGY FUND            CAPITAL VALUE FUND
                                                                  -------------            ------------------
                  Undistributed ordinary income/(loss) .........  $    182,205               $     881,681
                  Accumulated capital loss carryforwards .......   (75,459,436)               (174,483,189)
                  Post October losses ..........................    (9,548,980)                (35,637,766)
                  Unrealized appreciation/(depreciation) .......       296,780                   2,205,164
                                                                  ------------               -------------
                  Total accumulated earnings/(deficit) .........  $(84,529,431)              $(207,034,110)
                                                                  ============               =============

The following summarizes capital loss carryforwards and expiration dates for each Fund at April 30, 2004:

                 EXPIRING IN FISCAL YEAR    STRATEGY FUND     CAPITAL VALUE FUND
                 -----------------------    -------------     ------------------
                          2005               $14,912,760         $ 14,168,996
                          2006                14,076,373           57,496,622
                          2007                26,257,347           48,938,064
                          2008                15,186,640           36,909,064
                          2009                 5,026,316              409,704
                          2012                        --           16,560,739
                                             -----------         ------------
                                             $75,459,436         $174,483,189
                                             ===========         ============

During the year ended April 30, 2004, the Comstock Strategy Fund and Comstock Capital Value Fund utilized $1,275,880 and $0, respectively, of capital loss carryforwards. The remaining capital loss carryovers incurred in the year ended April 30, 1996 of $7,519,703 and $14,438,751 for Comstock Strategy Fund and Comstock Capital Value Fund, respectively, expired.

As of April 30, 2004, the cost of investments of each Fund for Federal income tax purposes was substantially the same as the cost for financial reporting purposes. The following summarizes the net unrealized appreciation (depreciation) on investments, put options purchased, securities sold short and futures transactions for each Fund at April 30, 2004:

                                    GROSS           GROSS
                                 UNREALIZED      UNREALIZED
                                APPRECIATION    DEPRECIATION          NET
                                ------------    ------------          ---
Comstock Strategy Fund ........  $  879,371       $ (582,591)      $  296,780
Comstock Capital Value Fund ...   3,742,340       (1,537,176)       2,205,164

COMSTOCK FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

8. TRANSACTIONS WITH AFFILIATES. During the year ended April 30, 2004, the Funds paid Gabelli & Company, Inc. $32,925 representing commissions (sales charges and underwriting fees) on sales of Fund shares.

The cost of calculating each Fund's net asset value per share is a Fund expense pursuant to the Investment Advisory Agreements between each Fund and the Adviser. During the fiscal year ended April 30, 2004, the Comstock Strategy Fund and the Comstock Capital Value Fund reimbursed the Adviser $0 and $34,800, respectively, in connection with the cost of computing such Fund's net asset value.

The Comstock Capital Value Fund and the Comstock Strategy Fund reimbursed the Adviser for costs incurred for sub-transfer agency fees provided by third parties amounting to $20,041 and $0, respectively, for the fiscal year ended April 30, 2004 in connection with these agreements.

9. CONTRIBUTIONS FROM THE ADVISER AND OTHER SERVICE PROVIDERS. In February 2003 the Board of Directors approved a change in investment policy to permit the Strategy Fund to engage in short sales. In late June 2003, the Fund became aware that this change in policy should have been approved by shareholders prior to implementation. At April 30, 2003, the Strategy Fund had open short sales of common stocks with a market value of $2,842,480 and sustained unrealized losses of $253,760. Through June 2003, the Fund sustained additional losses of $583,634 in connection with these transactions. The Strategy Fund's service providers, including the Adviser, have reimbursed the Strategy Fund $837,394 for the full amount of losses sustained in connection with these transactions.

10. INDEMNIFICATIONS. The Funds enter into contracts that contain a variety of indemnifications. The Funds' maximum exposure under these arrangements is unknown. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

COMSTOCK FUNDS, INC.
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Selected data for a share of capital stock outstanding throughout each period:

                             INCOME FROM INVESTMENT OPERATIONS             DISTRIBUTIONS
                          ----------------------------------------   -------------------------
                                            Net
             Net Asset                 Realized and       Total                                Net Asset
  Period       Value,        Net        Unrealized         from          Net                     Value,
   Ended     Beginning   Investment   Gain (Loss) on    Investment   Investment      Total       End of
 April 30    of Period   Income(a)     Investments      Operations     Income    Distributions   Period
 --------    ---------   ----------   --------------    ----------   ----------  -------------  ---------
STRATEGY FUND
CLASS O
   2004        $4.35        $0.04         $(0.55)         $(0.51)      $(0.13)      $(0.13)       $3.71
   2003         4.17         0.06           0.29            0.35        (0.17)       (0.17)        4.35
   2002         4.20         0.13          (0.04)           0.09        (0.12)       (0.12)        4.17
   2001(c)      4.04         0.15           0.17            0.32        (0.16)       (0.16)        4.20
   2000         4.94         0.20          (0.90)          (0.70)       (0.20)       (0.20)        4.04
CLASS A
   2004        $4.42        $0.03         $(0.57)         $(0.54)      $(0.08)      $(0.08)       $3.79
   2003         4.17         0.05           0.29            0.34        (0.09)       (0.09)        4.42
   2002         4.20         0.11          (0.03)           0.08        (0.11)       (0.11)        4.17
   2001(c)      4.04         0.14           0.17            0.31        (0.15)       (0.15)        4.20
   2000         4.94         0.19          (0.90)          (0.71)       (0.19)       (0.19)        4.04
CLASS C
   2004        $4.46        $0.00*        $(0.58)         $(0.58)      $(0.05)      $(0.05)       $3.83
   2003         4.21         0.02           0.28            0.30        (0.05)       (0.05)        4.46
   2002         4.22         0.09          (0.02)           0.07        (0.08)       (0.08)        4.21
   2001(c)      4.06         0.11           0.16            0.27        (0.11)       (0.11)        4.22
   2000         4.94         0.15          (0.88)          (0.73)       (0.15)       (0.15)        4.06

                                            RATIOS TO AVERAGE NET ASSETS/
                                                  SUPPLEMENTAL DATA
                                      ---------------------------------------
                                            Net
                        Net Assets      Investment   Operating
  Period                   End of     Income/(Loss) Expenses to    Portfolio
   Ended      Total        Period      to Average   Average Net    Turnover
 April 30    Return(b)   (in 000's)    Net Assets      Assets        Rate
 --------    ---------  -----------    -----------  ------------   ----------
STRATEGY FUND
CLASS O
   2004       (11.85)%    $14,008         1.04%         2.09%         58%
   2003         8.22       19,159         1.26          1.31           0
   2002         2.19       20,460         3.06          1.75          16
   2001(c)      8.05       23,051         3.32          2.02          61
   2000       (14.35)      27,854         4.55          2.23         112
CLASS A
   2004       (12.52)%    $ 4,553         0.74%         2.34%         58%
   2003         8.09       14,630         0.98          1.56           0
   2002         1.95       20,472         2.56          1.83          16
   2001(c)      7.77        2,838         3.57          2.27          61
   2000       (14.58)       3,789         4.28          2.46         112
CLASS C
   2004       (13.12)%    $   486         0.02%         3.08%         58%
   2003         7.14          621         0.32          2.21           0
   2002         1.61          104         2.04          2.73          16
   2001(c)      6.90          157         2.57          3.02          61
   2000       (14.89)         212         3.51          3.16         112

----------------------------------
(a)  Based on average shares outstanding.
(b) Total investment returns exclude the effects of sales loads and assume reinvestment of dividends and distributions. Total return excluding the effect of the contributions from the Fund's Adviser and other service providers for $253,760 for the year ended April 30, 2003 was 7.48%, 7.11% and 6.42% for Class O, A and C Shares, respectively and $583,634 for the year ended April 30, 2004 was (13.75)%, (14.13)% and (14.93)%, for Class O,
     A and C Shares, respectively.
(c) On May 23, 2000, Gabelli Funds, LLC became the investment adviser for the Fund. Prior to May 23, 2000, Comstock Partners Inc. was the investment adviser for the Fund.
 *   Amount is less than $0.005 per share.

                 See accompanying notes to financial statements.

COMSTOCK FUNDS, INC.
FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------

Selected data for a share of capital stock outstanding throughout each period:

                             INCOME FROM INVESTMENT OPERATIONS           DISTRIBUTIONS
                         ----------------------------------------   -------------------------


             Net Asset       Net       Net Realized      Total                                 Net Asset
  Period       Value,    Investment   and Unrealized     from           Net                     Value,
   Ended     Beginning     Income     Gain (Loss) on   Investment   Investment      Total       End of
 April 30    of Period    (Loss)(a)     Investments    Operations     Income    Distributions   Period
 --------    ---------   ----------   --------------   ----------   ----------  -------------   ------
CAPITAL VALUE FUND
CLASS A
   2004        $4.25       $(0.02)        $(0.94)        $(0.96)          --           --       $3.29
   2003         3.59         0.01           0.70           0.71       $(0.05)      $(0.05)       4.25
   2002         3.34         0.06           0.34           0.40        (0.15)       (0.15)       3.59
   2001(c)      2.72         0.16           0.66           0.82        (0.20)       (0.20)       3.34
   2000         3.49         0.12          (0.84)         (0.72)       (0.05)       (0.05)       2.72
CLASS B
   2004        $4.22       $(0.05)        $(0.93)        $(0.98)          --           --       $3.24
   2003         3.57        (0.03)          0.71           0.68       $(0.03)      $(0.03)       4.22
   2002         3.33         0.03           0.34           0.37        (0.13)       (0.13)       3.57
   2001(c)      2.71         0.13           0.67           0.80        (0.18)       (0.18)       3.33
   2000         3.47         0.10          (0.86)         (0.76)       (0.00)*         --        2.71
CLASS C
   2004        $4.04       $(0.05)        $(0.89)        $(0.94)          --           --       $3.10
   2003         3.43        (0.03)          0.68           0.65       $(0.04)      $(0.04)       4.04
   2002         3.20         0.03           0.33           0.36        (0.13)       (0.13)       3.43
   2001(c)      2.61         0.14           0.63           0.77        (0.18)       (0.18)       3.20
   2000         3.32         0.09          (0.80)         (0.71)          --           --        2.61
CLASS R
   2004        $4.23       $(0.01)        $(0.94)        $(0.95)          --           --       $3.28
   2003         3.58         0.01           0.70           0.71       $(0.06)      $(0.06)       4.23
   2002         3.34         0.15           0.25           0.40        (0.16)       (0.16)       3.58
   2001(c)      2.71         0.16           0.68           0.84        (0.21)       (0.21)       3.34
   2000         3.48         0.14          (0.85)         (0.71)       (0.06)       (0.06)       2.71

                                                 RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
                                         ----------------------------------------------------------------
                                                      Operating    Operating  Interest Expense
                                             Net       Expenses     Expenses    and Dividends
                           Net Assets    Investment     Before       Net of     on Securities
  Period                     End of     Income/(Loss)   Waivers      Waivers      Sold Short    Portfolio
   Ended        Total      Period  to    Average to     Average     to Average    to Average     Turnover
 April 30      Return(b)   (in 000's)    Net Assets    Net Assets   Net Assets    Net Assets       Rate
 --------      ---------   ----------   -------------  ----------   ----------  --------------  ---------
CAPITAL VALUE FUND
CLASS A
   2004         (22.59)%    $ 75,628       (0.64)%       1.97%         1.97%         0.17%          66%
   2003          19.49       105,679        0.16         1.70          1.70          0.16            7
   2002          12.18        47,547        1.63         1.94          1.75          0.10            0
   2001(c)       31.23        33,852        5.02         2.06          1.87          0.05            5
   2000         (20.70)       39,112        3.82         2.01          2.01          0.28            0
CLASS B
   2004         (23.22)%    $  9,381       (1.32)%       2.67%         2.67%         0.17%          66%
   2003          18.89        23,485       (0.57)        2.46          2.45          0.17            7
   2002          11.31        12,843        0.82         2.70          2.51          0.10            0
   2001(c)       30.36         8,639        4.27         2.81          2.62          0.05            5
   2000         (21.82)        7,936        3.04         2.78          2.78          0.28            0
CLASS C
   2004         (23.27)%    $ 19,171       (1.38)%       2.71%         2.71%         0.17%          66%
   2003          18.66        26,044       (0.65)        2.47          2.47          0.18            7
   2002          11.33         5,468        0.86         2.69          2.50          0.10            0
   2001(c)       30.50         3,874        4.27         2.81          2.62          0.05            5
   2000         (21.39)        2,366        3.07         2.71          2.71          0.28            0
CLASS R
   2004         (22.46)%    $     74       (0.29)%       1.66%         1.66%         0.17%          66%
   2003          19.43           202        0.30         1.50          1.50          0.20            7
   2002          12.16             9        4.10         1.75          1.56          0.11            0
   2001(c)       32.12            48        5.27         1.81          1.62          0.05            5
   2000         (20.49)            5        4.13         1.61          1.61          0.23            0

------------------------------
(a) Based on average shares outstanding.
(b) Total investment returns exclude the effects of sales loads and assume reinvestment of dividends and distributions.
(c) On May 23, 2000, Gabelli Funds, LLC became the investment adviser for the Fund. Prior to May 23, 2000, Comstock Partners Inc. was the investment adviser for the Fund.
 *  Amount is less than $0.005 per share.

                See accompanying notes to financial statements.

COMSTOCK FUNDS, INC.
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

Shareholders and Board of Directors
Comstock Funds, Inc.

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Comstock Funds, Inc. (comprising, respectively, Comstock Strategy Fund and Comstock Capital Value Fund) (the "Funds") as of April 30, 2004, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of April 30, 2004, by correspondence with the custodian and brokers or by other auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the Funds constituting Comstock Funds, Inc. at April 30, 2004, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.


                                                           /s/ Ernst & Young LLP

New York, New York
May 27, 2004

--------------------------------------------------------------------------------

                   2004 TAX NOTICE TO SHAREHOLDERS (Unaudited)

   For the fiscal year ended April 30, 2004, the Comstock Strategy Fund paid to shareholders ordinary income dividends (comprised of net investment income) totaling $0.08262, $0.13094 and $0.04926 per share for Class A, Class O and Class C, respectively. For the fiscal year ended April 30, 2004, 0.38% of the ordinary income dividends qualifies for the dividend received deduction available to corporations and 0.43% of the ordinary income distribution was qualifying dividend income.

   U.S. GOVERNMENT INCOME:
   The percentage of the ordinary income dividends paid by the Comstock Strategy Fund during fiscal year 2004 which was derived from U.S. Treasury securities was 26.08%. Such income is exempt from state and local tax in all states. Due to the diversity in state and local tax law, it is recommended that you consult your personal tax advisor as to the applicability of the information provided to your specific situation.

--------------------------------------------------------------------------------

COMSTOCK FUNDS, INC.
ADDITIONAL FUND INFORMATION (UNAUDITED)
--------------------------------------------------------------------------------

The business and affairs of the Company are managed under the direction of the Company's Board of Directors. Information pertaining to the Directors and officers of the Company is set forth below. The Company's Statement of Additional Information includes additional information about the Comstock Funds, Inc. Directors and is available, without charge, upon request, by calling
800-GABELLI (800-422-3554) or by writing to Comstock Funds, Inc. at One Corporate Center, Rye, NY 10580-1422.

                             TERM OF       NUMBER OF
                            OFFICE AND  PORTFOLIOS IN FUND
 NAME, POSITION(S)          LENGTH OF       COMPLEX
     ADDRESS 1                TIME        OVERSEEN BY         PRINCIPAL OCCUPATION(S)                      OTHER DIRECTORSHIPS
      AND AGE               SERVED 2        DIRECTOR           DURING PAST FIVE YEARS                        HELD BY DIRECTOR
      -------               --------       --------            ----------------------                        ----------------
INTERESTED DIRECTORS 3:
----------------------
CHARLES L. MINTER           Since 1987        2      Portfolio Manager, Gabelli Funds, LLC, since 2000;               --
Director and Co-Portfolio                            Prior to May 2000, Director, Chairman of the Board
Manager                                              and Chief Executive Officer of Comstock Partners, Inc.
Age: 62

HENRY G. VAN DER EB, CFA 4  Since 2000        4      President and Chairman of The Gabelli Mathers Fund since         --
Chairman of the Board                                1999; Prior to October 1999, Chairman and Chief Executive
Age: 59                                              Officer of Mathers Fund, Inc. and President of Mathers and
                                                     Company, Inc., Chairman of Ned Davis Research Funds
NON-INTERESTED DIRECTORS:
-------------------------
M. BRUCE ADELBERG           Since 1995        2      Consultant, MBA Research Group since November                    --
Director                                             1995; Director, Oakwood Counselors Inc. (investments)
Age: 67

ANTHONY J. COLAVITA         Since 2000       35      President and Attorney at Law in the law firm                    --
Director                                             of Anthony J. Colavita, P.C.
Age: 68

VINCENT D. ENRIGHT          Since 2000       12      Former Senior Vice President and Chief                           --
Director                                             Financial Officer of KeySpan Energy
Age: 60                                              Corporation

ANTHONY R. PUSTORINO        Since 2000       17      Certified Public Accountant; Professor Emeritus,     Director of Lynch
Director                                             Pace University                                      Corporation (diversified
Age: 78                                                                                                   manufacturing)

WERNER J. ROEDER, MD        Since 2000       26      Vice President/Medical Affairs at Lawrence                       --
Director                                             Hospital Center and practicing private physician
Age: 63

OFFICERS:
---------
BRUCE N. ALPERT             Since 2000       --      Executive Vice President and Chief Operating Officer of          --
Executive Vice President                             Gabelli Funds, LLC and an officer of all mutual funds
and Treasurer                                        advised by Gabelli Funds, LLC and its affiliates. Director
Age: 52                                              and President of Gabelli Advisers, Inc.

CAROLYN MATLIN              Since 1987       --      Vice President, Gabelli Funds, LLC, since 2000;                  --
Vice President                                       Prior to 2000, Vice President of Comstock Partners, Inc.
Age: 47

JAMES E. MCKEE              Since 2000       --      Vice President, General Counsel and Secretary of Gabelli         --
Secretary                                            Asset Management Inc. since 1999 and GAMCO Investors, Inc.
Age: 40                                              since 1993; Secretary of all mutual funds advised by
                                                     Gabelli Advisers, Inc. and Gabelli Funds, LLC

MARTIN WEINER               Since 1995       --      Portfolio Manager, Gabelli Funds, LLC, since 2000; President     --
President and                                        and Co-Portfolio Manager of The Comstock Capital Value
Co-Portfolio Manager                                 Fund and The Comstock Strategy Fund since 1999; Prior to
Age: 70                                              1999, Research Analyst for Comstock Partners, Inc.

-------------
1  Address: One Corporate Center, Rye, NY 10580-1422, unless otherwise noted.
2  Each Director  will hold office for an indefinite  term until the earliest of
   (i) the next meeting of shareholders if any, called for the purpose of considering the election or re-election of such Director and until the election and qualification of his or her successor, if any, elected at such meeting, or (ii) the date a Director resigns or retires, or a Director is removed by the Board of Directors or shareholders, in accordance with the Company's By-Laws and Articles of Incorporation.
3 "Interested person" of the Company as defined in the Investment Company Act of 1940. Messrs. Minter and Van der Eb are each considered an "interested person" because of their affiliation with Gabelli Funds, LLC which acts as the Company's investment adviser.
4  Address: 2801 Lakeside Drive, Suite 201, Bannockburn, IL 60015.

                              COMSTOCK FUNDS, INC.
                             Comstock Strategy Fund
                           Comstock Capital Value Fund
                              One Corporate Center
                            Rye, New York 10580-1422
                                   800-GABELLI
                                  800-422-3554
                                FAX: 914-921-5118
                            WEBSITE: WWW.GABELLI.COM
                            E-MAIL: INFO@GABELLI.COM
                   Net Asset Value available daily by calling
                           800-GABELLI after 6:00 P.M.

                               BOARD OF DIRECTORS

M. Bruce Adelberg                                 Anthony R. Pustorino
CONSULTANT                                        CERTIFIED PUBLIC ACCOUNTANT
MBA RESEARCH GROUP                                PROFESSOR EMERITUS
                                                  PACE UNIVERSITY

Anthony J. Colavita                               Werner J. Roeder, MD
ATTORNEY-AT-LAW                                   VICE PRESIDENT/MEDICAL AFFAIRS
ANTHONY J. COLAVITA, P.C.                         LAWRENCE HOSPITAL CENTER

Vincent D. Enright                                Henry G. Van der Eb
FORMER SENIOR VICE PRESIDENT                      CHAIRMAN OF
AND CHIEF FINANCIAL OFFICER                       COMSTOCK FUNDS, INC. AND
KEYSPAN ENERGY CORP.                              THE GABELLI MATHERS FUND

Charles L. Minter
FORMER CHAIRMAN AND
CHIEF EXECUTIVE OFFICER
COMSTOCK PARTNERS, INC.

                         OFFICERS AND PORTFOLIO MANAGERS

Bruce N. Alpert                                   Martin Weiner, CFA
EXECUTIVE VICE PRESIDENT                          PORTFOLIO MANAGER
AND TREASURER                                     AND PRESIDENT

James E. McKee                                    Charles L. Minter
SECRETARY                                         PORTFOLIO MANAGER
                                                  AND DIRECTOR
Carolyn Matlin
VICE PRESIDENT

                                   DISTRIBUTOR
                             Gabelli & Company, Inc.

                  TRANSFER AGENT AND DIVIDEND DISBURSING AGENT
                       State Street Bank and Trust Company

                                  LEGAL COUNSEL
                    Skadden, Arps, Slate, Meagher & Flom LLP



--------------------------------------------------------------------------------
This report is submitted for the general information of the Comstock Funds, Inc. and is not authorized for use in connection with an offer of sale or a solicitation of an offer to buy shares of a Fund unless accompanied or preceded by a current prospectus.
--------------------------------------------------------------------------------

GABCOMAR04SR


COMSTOCK
FUNDS,
INC.






Comstock Strategy Fund
Comstock Capital Value Fund


                                                                   ANNUAL REPORT
                                                                  APRIL 30, 2004

ITEM 2. CODE OF ETHICS.

     (a) The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.


     (c) There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.


     (d) The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item's instructions.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

As of the end of the period covered by the report, the registrant's board of directors has determined that Anthony R. Pustorino is qualified to serve as an audit committee financial expert serving on its audit committee and that he is "independent," as defined by Item 3 of Form N-CSR.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Audit Fees

     (a) The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $57,200 in 2003 and $56,000 in 2004.

Audit-Related Fees

     (b) The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item are $0 in 2003 and $0 in 2004.

Tax Fees

     (c) The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $6,500 in 2003 and $6,800 in 2004.

         Tax fees represent tax compliance services provided in connection with the review of the Registrant's tax returns.

All Other Fees

     (d) The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are $0 in 2003 and $0 in 2004.

     (e)(1)   Disclose   the  audit   committee's   pre-approval   policies  and
              procedures   described  in  paragraph   (c)(7)  of  Rule  2-01  of
              Regulation S-X.

              Pre-Approval Policies and Procedures. The Audit Committee ("Committee") of the registrant is responsible for pre-approving
              (i) all audit and permissible non-audit services to be provided by the independent auditors to the registrant and (ii) all permissible non-audit services to be provided by the independent auditors to Gabelli and any affiliate of Gabelli that provides services to the registrant (a "Covered Services Provider") if the independent auditors' engagement relates directly to the operations and financial reporting of the registrant. The Committee may delegate its responsibility to pre-approve any such audit and permissible non-audit services to the Chairperson of the Committee, and the Chairperson must report to the Committee, at its next regularly scheduled meeting after the Chairperson's pre-approval of such services, his or her decision(s). The Committee may also establish detailed pre-approval policies and procedures for pre-approval of such services in accordance with applicable laws, including the delegation of some or all of the Committee's pre-approval responsibilities to other persons (other than Gabelli or the registrant's officers). Pre-approval by the Committee of any permissible non-audit services is not required so long as: (i) the aggregate amount of all such permissible non-audit services provided to the registrant, Gabelli and any Covered Services Provider constitutes not more than 5% of the total amount of revenues paid by the registrant to its independent auditors during the fiscal year in which the permissible non-audit services are provided; (ii) the permissible non-audit services were not recognized by the registrant at the time of the engagement to be non-audit services; and (iii) such services are promptly brought to the attention of the Committee and approved by the Committee or the Chairperson prior to the completion of the audit.

     (e)(2) The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

                           (b) N/A

                           (c) 100%

                           (d) N/A

     (f) The percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees was zero percent (0%).

     (g) The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $69,000 in 2003 and $65,800 in 2004.

     (h) The registrant's audit committee of the board of directors HAS considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.



ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.



ITEM 6. SCHEDULE OF INVESTMENTS.

Not yet effective.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not yet effective.



ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Board of Directors has a Nominating Committee comprised of six "non-interested" (as such term is defined by the Investment Company Act of 1940, as amended) Directors, namely Anthony J. Colavita, M. Bruce Adelberg, Vincent D. Enright, Anthony R. Pustorino, Werner J. Roeder, and Robert M. Smith. The Nominating Committee is responsible for identifying individuals believed to be qualified to become Board members in the event that a position is vacated or created. The Nominating Committee will consider Director candidates recommended by shareholders. In considering candidates submitted by shareholders, the Nominating Committee will take into consideration the needs of the Board of Directors, the qualifications of the candidate and the interests of shareholders. The Nominating Committee may also take into consideration the number of shares held by the recommending shareholder and the length of time that such shares have been held. To have a candidate considered by the Nominating Committee, a shareholder must submit the recommendation in writing and must include the following information:

        o The name of the shareholder and evidence of the person's ownership of shares of the Company, including the number of shares owned and the length of time of ownership;

        o The name of the candidate, the candidate's resume or a listing of his or her qualifications to be a Director of the Company and the person's consent to be named as a Director if selected by the Nominating Committee and nominated by the Board of Directors; and

        o If requested by the Nominating Committee, a completed and signed directors questionnaire.

The shareholder recommendation and information described above must be sent to the Company's Secretary c/o Gabelli Funds, LLC, James E. McKee and must be received by the Secretary no less than 120 days prior to the anniversary date of the Company's most recent annual meeting of shareholders or, if the meeting has moved by more than 30 days, a reasonable amount of time before the meeting.

The Nominating Committee believes that the minimum qualifications for serving as a Director of the Company are that the individual demonstrate, by significant accomplishment in his or her field, an ability to make a meaningful contribution to the Board of Directors' oversight of the business and affairs of the Company and have an impeccable record and reputation for honest and ethical conduct in both his or her professional and personal activities. In addition, the Nominating Committee examines a candidate's specific experiences and skills, time availability in light of other commitments, potential conflicts of interest and independence from management and the Company. The Nominating Committee also seeks to have the Board of Directors represent a diversity of backgrounds and experience.

The Company's Nominating Committee has not adopted a charter. In the event that a charter is adopted in the future, it will be available at that time on the Company's website (www.gabelli.com).



ITEM 10. CONTROLS AND PROCEDURES.

        (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b)
            under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).


        (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.



ITEM 11. EXHIBITS.

        (a)(1) Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

        (a)(2) Certifications  pursuant to Rule 30a-2(a)  under the 1940 Act and
               Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

        (a)(3) Not yet effective.

        (b)    Certifications  pursuant to Rule 30a-2(a)  under the 1940 Act and
               Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Comstock Funds, Inc.
            --------------------------------------------------------------------

By (Signature and Title)*  /s/ Bruce N. Alpert
                           -----------------------------------------------------
                           Bruce N. Alpert, Principal Executive Officer

Date                       July 7, 2004
     ---------------------------------------------------------------------------



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Bruce N. Alpert
                           -----------------------------------------------------
                           Bruce N. Alpert, Principal Executive Officer & Principal Financial Officer

Date                       July 7, 2004
     ---------------------------------------------------------------------------


* Print the name and title of each signing officer under his or her signature.